UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/07

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Annual Report

July 31, 2007

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Changing Parameters Fund

Shareholders Letter

July 31, 2007

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive by moving into money market instruments.

Our Fund invests in both equity indexes and US long-term Treasury bond related instruments (USTI).  Our technical proprietary rule-based models tell us when to be invested in the equity markets and/or the USTI market, and when to be invested in money market instruments.  Approximately 50% of our market exposure is allocated to USTI investments, approximately 25% to investments related to the NASDAQ 100 Index and approximately 25% to investments related to the Russell 2000 Index.  In unsettled markets, some or all funds will be moved to money market instruments.

The Fund's results for this 10-month period were positive but below expectations.  The Fund's opening price was $10.00 a share, and as of the end of July, it was $10.11, after paying a dividend of $0.1162 in December of last year.  A composite index representing the bond and equity markets had a return for the same period of 7.27%.  Our bond market models successfully kept funds in money market instruments during most bond market declines and in bond funds during most up periods.  The equity market models had more mixed results.  While these models kept us out of major market declines, the models did not always achieve the goal of being in the market during periods of growth.  Steps have been taken to improve this situation primarily through an adjustment to the equity model mix in the Fund.

Our trading models are designed to react to changing market conditions and to guide us to either be invested in the appropriate bond and/or equity markets or to maintain positions in money market instruments. We believe our models have substantially fulfilled our objective of avoiding significant losses during this period.  What market conditions will be in the future are difficult to forecast.

Robert Levenson             Sally Ann Talarico              Howard Smith

Portfolio Manager           Portfolio Manager

           Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The U.S. Treasury Bond Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past Performance is no guarantee of future results.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The composite index is comprised of 50% U.S. Treasury Bond Index, 25% NASDAQ 100® Index and 25% Russell 2000® Index.

Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

        0902-AFD-9/11/2007

Changing Parameters Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2007*

Non-Annualized Total Returns as of July 31, 2007
Since Inception*
Changing Parameters Fund	2.25%
NASDAQ 100 Index	16.80%
Russell 2000 Index	8.00%
Lehman Long Treasury Index	2.24%

* The Fund commenced operations on October 2, 2006.

The Russell 2000 Index is an unmanaged index that is widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Lehman Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Fund performance are calculated assuming reinvestment of all dividends and distributions.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

PORTFOLIO COMPOSITION as of JULY 31, 2007

% of Net Assets
Short-Term Investments	99.19%
US Government Agency	81.81%
Money Market Fund	17.38%
Other Assets less Liabilities	0.81%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007

	Principal	Market Value
SHORT TERM INVESTMENTS - 99.19%
U. S. GOVERNMENT AGENCY - 81.81%
Federal Home Loan Bank -Discount Note,
5.16%, 8/1/07	$ 93,012,000	$ 93,012,000
(Cost $93,012,000)

MONEY MARKET FUND - 17.38%	Shares
Milestone Treasury Obligation
Portfolio - Institutional Class, 5.03%+	19,755,598	19,755,598
(Cost $19,755,598)

TOTAL INVESTMENTS (Cost $112,767,598)- 99.19%		112,767,598
Other assets less liabilities- 0.81%		921,370
NET ASSETS- 100.00%		$ 113,688,968

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Appreciation
US Long Bond Future Contracts maturing
Sept. 2007 (Underlying Face Amount at
Value $56,902,312)	517	$ 226,187
TOTAL FUTURES CONTRACTS		$ 226,187

_________
+ Reflects yield at July 31, 2007.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

Assets:
Investments in Securities at Market Value (identified cost $112,767,598)	$ 112,767,598
Deposit with Broker	620,400
Due From Broker - Variation Margin	226,187
Interest Receivable	480,717
Receivable for Fund Shares Sold	46
Prepaid Expenses and Other Assets	7,043
Total Assets	114,101,991

Liabilities:
Accrued Advisory Fees	147,927
Payable for Fund Shares Redeemed	204,483
Accrued Administration Fees	19,165
Accrued Custody Fees	7,900
Accrued Fund Accounting Fees	7,281
Accrued Transfer Agent Fees	4,500
Other Accrued Expenses	21,767
Total Liabilities	413,023

Net Assets (Unlimited shares of no par value interest
authorized; 11,243,740 shares of beneficial interest outstanding)	$ 113,688,968

Net Asset Value, Offering and Redemption Price Per Share
($113,688,968 / 11,243,740 shares of beneficial interest outstanding)	$ 10.11

Composition of Net Assets:
At July 31, 2007, Net Assets consisted of:
Paid-in-Capital	$ 112,038,926
Undistributed Net Investment Income	2,208,665
Distributions in Excess of Net Realized Gains on Investments	(784,810)
Net Unrealized Appreciation on Futures Contracts	226,187
Net Assets	$ 113,688,968

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Period October 2, 2006* through July 31, 2007

Investment Income:
Interest Income	$ 4,529,429

Expenses:
Investment Advisory Fees	1,337,500
Administration Fees	86,860
Professional Fees	28,991
Transfer Agent Fees and Expenses	23,049
Fund Accounting Fees	30,168
Registration & Filing Fees	15,681
Custody Fees	18,059
Printing Expenses	10,998
Chief Compliance Officer Fees	11,793
Insurance Expense	5,350
Trustees' Fees	2,845
Miscellaneous Expenses	1,633
Total Expenses	1,572,927

Net Investment Income	2,956,502

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Futures Contracts	(200,295)
Net Change in Unrealized Appreciation on Futures Contracts	226,187
Net Realized and Unrealized Gain on Investments	25,892

Net Increase in Net Assets Resulting From Operations	$ 2,982,394
____
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period October 2, 2006* through July 31, 2007

Operations:
Net Investment Income	$ 2,956,502
Net Realized Loss on Futures Contracts	(200,295)
Net Change in Unrealized Appreciation on Futures Contracts	226,187
Net Increase in Net Assets
Resulting From Operations	2,982,394

Distributions to Shareholders From:
Net Investment Income ($0.07 per share)	(733,826)
Net Realized Capital Gains ($0.05 per share)	(598,526)
Total Distributions to Shareholders	(1,332,352)

Beneficial Interest Transactions:
Proceeds from Shares Issued (13,426,681 shares)	134,009,353
Distributions Reinvested (131,008 shares)	1,332,352
Cost of Shares Redeemed (2,313,949 shares)	(23,302,779)
Total Beneficial Interest Transactions	112,038,926

Increase in Net Assets	113,688,968

Net Assets:
Beginning of Period	-
End of Period	$ 113,688,968

Undistributed Net Investment Income at End of Period	$ 2,208,665
_______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS
For the Period October 2, 2006* through July 31, 2007

The table below sets forth financial data for one share of capital stock outstanding throughout the period. (a)

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income	0.28
Net loss from securities
(both realized and unrealized) (d)	(0.05)
Total from operations	0.23

Less Distributions:
From net investment income	(0.07)
From net realized gains on investments	(0.05)
Total Distributions	(0.12)

Net Asset Value, End of Period	$ 10.11

Total Return (b)	2.25%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 113,689
Ratio to average net assets:
Expenses	1.76%	(c)
Net investment income	3.28%	(c)
Portfolio turnover rate	0%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) The amount shown for the period ended July 31, 2007, for a share outstanding throughout the period, does not accord with the aggregate net realized and unrealized gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Fund may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on January 31, 2008, will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2007, the Changing Parameters Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the period ended July 31, 20071, the Adviser earned advisory fees of $1,337,500.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the period ended July 31, 20071 GFS collected $4,739 for providing such services.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 20071, the Fund incurred expenses of $11,793 for compliance services pursuant to the Trust’s Agreement with FCS.

1 From October 2, 2006 (commencement of operations) through July 31, 2007.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 20072, GemCom received $7,175 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the period ended July 31, 20071, no fees were accrued under the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

There were no costs from security purchases or proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 20071.  The cost basis of securities for federal income tax purposes was $112,767,598.  Gross unrealized appreciation and depreciation on investments as of July 31, 2007 aggregated $0 and $0, respectively.

5.

TAX INFORMATION

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,208,665
Undistributed long-term capital gain	—
Total distributable earnings	$2,208,665
Other book/tax differences	(558,623)
Unrealized appreciation	—
Total accumulated earnings	$1,650,042

The tax character of distributions paid during the period ended July 31, 20071, was as follows:

Ordinary Income	$ 981,643
Capital Gain	350,709
$1,332,352

Capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $558,623 of such capital losses.

Permanent book and tax differences resulted in reclassifications for the period ended July 31, 2007, as follows:  a decrease in undistributed net investment income of $14,011 and a decrease to distributions in excess of net realized gains on investments of $14,011.

The difference between book basis and tax basis distributable earnings is due primarily to the deferral of capital losses realized after October 31st and different book and tax treatments of unrealized appreciation on futures contracts.

1 From October 2, 2006 (commencement of operations) through July 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Changing Parameters Fund

We have audited the accompanying statement of assets and liabilities of Changing Parameters Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period October 2, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Fund as of July 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period October 2, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 18, 2007

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2007

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During the Period (2/1/07 to 1/31/07)
Actual	$1,000.00	$1,001.98	$8.76
Hypothetical (5% return before expenses)	$1,000.00	$1,016.05	$8.82

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 (to reflect the number of days in the period).

TAX INFORMATION (Unaudited)

July 31, 2007

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, none of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

During the fiscal year the Fund paid long-term capital gains of $350,709.

Changing Parameters Fund

TRUSTEES AND OFFICERS (Unaudited)

July 31, 2007

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (62)*** Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	26

Anthony J. Hertl (57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; The Z-Seven Fund, Inc.; Greenwich Advisors Trust.

26
Gary W. Lanzen (53) Trustee Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	26
Interested Trustees and Officers
Michael Miola** (54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC; Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust, Constellation Trust Co.	26

Changing Parameters Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

July 31, 2007

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (37)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (48)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (January 2007 - Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Companies (1998-2002).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the period from inception through January 31 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/07

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/07